Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000005476 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005476 | Apple
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005476 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005476 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005476 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005476 | Visa
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005476 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005476 | Sea
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005476 | T-Mobile U.S.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005476 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005476 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000005476 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000005476 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000005476 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000005476 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000005476 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005476 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005476 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005476 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005476 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012105 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000012105 | Apple
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000012105 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000012105 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000012105 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012105 | Visa
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012105 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000012105 | Sea
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012105 | T-Mobile U.S.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012105 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012105 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000012105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000012105 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000012105 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000012105 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000012105 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012105 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012105 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000012105 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000012105 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166319 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000166319 | Apple
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000166319 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000166319 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000166319 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166319 | Visa
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166319 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166319 | Sea
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166319 | T-Mobile U.S.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166319 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166319 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000166319 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000166319 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000166319 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000166319 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000166319 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166319 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000166319 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166319 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166319 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000256316 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000256316 | Apple
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000256316 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000256316 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000256316 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256316 | Visa
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256316 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000256316 | Sea
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000256316 | T-Mobile U.S.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000256316 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256316 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000256316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000256316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000256316 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000256316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256316 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000256316 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000256316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000256316 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000256316 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.20%